EQUITY	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
EQUITY

NOTE 25 - EQUITY

(a)	Capital

The Company’s objective is to maintain an appropriate level of capitalization that enables it to ensure access to the financial markets for carrying out its medium and long-term objectives, optimizing the return for its shareholders and maintaining a solid financial position.

The paid capital of the Company at December 31, 2021 amounts to ThUS$ 3,146,265 divided into 606,407,693 common stock of a same series (ThUS$ 3,146,265 divided into 606,407,693 shares as of December 31, 2020), a single series nominative, ordinary character with no par value. There are no special series of shares and no privileges. The form of its stock certificates and their issuance, exchange, disablement, loss, replacement and other similar circumstances, as well as the transfer of the shares, is governed by the provisions of Corporations Law and its regulations.

(b)	Subscribed and paid shares

The following table shows the movement of authorized and fully paid shares previously described above:

Movement fully paid shares

		Movement value of shares	Cost of issuance and placement	Paid- in
	N° of	(1)	of shares (2)	Capital
	shares	ThUS$	ThUS$	ThUS$

Paid shares as of January 1, 2019	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2019 year	-	-	-	-
Paid shares as of December 31, 2019	606,407,693	3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2020	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2020 year	-	-	-	-
Paid shares as of December 31, 2020	606,407,693	3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2021	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2021 year	-	-	-	-
Paid shares as of December 31, 2021	606,407,693	3,160,718	(14,453)	3,146,265

(1)	Amounts reported represent only those arising from the payment of the shares subscribed.

(2)	Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholder´s Meetings, where such decreases were authorized.

(c)	Treasury stock

At December 31, 2021, the Company held no treasury stock, the remaining of ThUS$ (178) corresponds to the difference between the amount paid for the shares and their book value, at the time of the full right decrease of the shares which held in its portfolio.

(d)	Reserve of share- based payments

Movement of Reserves of share- based payments:

		Stock
	Opening	option	Closing
Periods	balance	plan	balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2019	37,874	(1,585)	36,289
From January 1 to December 31, 2020	36,289	946	37,235
From January 1 to December 31, 2021	37,235	-	37,235

These reserves are related to the “Share-based payments” explained in Note 34.

(e)	Other sundry reserves

Movement of Other sundry reserves:

		Transactions with
Periods	Opening balance	non-controlling interest	Legal reserves	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2019	2,638,916	(184,135)	(2,312)	2,452,469
From January 1 to December 31, 2020	2,452,469	(3,125)	2,675	2,452,019
From January 1 to December 31, 2021	2,452,019	(3,383)	(538)	2,448,098

Balance of Other sundry reserves comprise the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(216,656)	(213,273)	(210,048)
Others	(3,558)	(3,020)	(5,795)
Total	2,448,098	2,452,019	2,452,469

(1)	Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.

(2)	Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.

(3)	The balance as of December 31, 2020 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional Aires S.A. for ThUS $ (3,480) and ThUS $ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS $ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aires Integra Regional Airlines S.A. for an amount of ThUS $ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS $ (21,526) through Holdco Ecuador S.A. (3) The loss due to the acquisition of the minority interest of Multiplus S.A. for ThUS $ (184,135) (see Note 1), (4) and the acquisition of a minority interest in Latam Airlines Perú S.A through Latam Airlines Group S.A for an amount of ThUS $ (3,225) and acquisition of the minority stake in LAN Argentina S.A. and Inversora Cordillera through Transportes Aéreos del Mercosur S.A. for an amount of ThUS $ (3,383).

(f)	Reserves with effect in other comprehensive income.

Movement of Reserves with effect in other comprehensive income:

	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) on change on value of time value of options	Actuarial gain or loss on defined benefit plans reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	(2,656,644)	(9,333)	-	(15,178)	(2,681,155)
Change in fair value of hedging instrument recognized in OCI	-	95,954	-	-	95,954
Reclassified from OCI to profit or loss	-	(30,074)	-	-	(30,074)
Deferred tax	-	345	-	-	345
Actuarial reserves by employee benefit plans	-	-	-	(10,635)	(10,635)
Deferred tax actuarial IAS by employee benefit plans	-	-	-	2,873	2,873
Translation difference subsidiaries	(233,643)	-	-	-	(233,643)
Closing balance as of December 31, 2019	(2,890,287)	56,892	-	(22,940)	(2,856,335)
Opening balance as of January 1, 2020	(2,890,287)	56,892	-	(22,940)	(2,856,335)
Change in fair value of hedging instrument recognized in OCI	-	(105,776)	-	-	(105,776)
Reclassified from OCI to profit or loss	-	(13,016)	-	-	(13,016)
Deferred tax	-	959	-	-	959
Actuarial reserves by employee benefit plans	-	-	-	(3,968)	(3,968)
Deferred tax actuarial IAS by employee benefit plans	-	-	-	923	923
Translation difference subsidiaries	(900,226)	-	-	-	(900,226)
Closing balance as of December 31, 2020	(3,790,513)	(60,941)	-	(25,985)	(3,877,439)
Increase (decrease) due to application of new accounting standards	-	380	(380)	-	-
Opening balance as of January 1, 2021	(3,790,513)	(60,561)	(380)	(25,985)	(3,877,439)
Change in fair value of hedging instrument recognized in OCI	-	39,602	(23,692)	-	15,910
Reclassified from OCI to profit or loss	-	(16,641)	6,509	-	(10,132)
Deferred tax	-	(58)	-	-	(58)
Actuarial reserves by employee benefit plans	-	-	-	10,017	10,017
Deferred tax actuarial IAS by employee benefit plans	-	-	-	(2,782)	(2,782)
Translation difference subsidiaries	18,354	(732)	-	-	17,622
Closing balance as of December 31, 2021	(3,772,159)	(38,390)	(17,563)	(18,750)	(3,846,862)

(f.1) Cumulative translate difference

These are originate from exchange differences arising from the translation of any investment in foreign entities (or Chilean investment with a functional currency different to that of the parent), and from loans and other instruments in foreign currency designated as hedges for such investments. When the investment (all or part) is sold or disposed and a loss of control occurs, these reserves are shown in the consolidated statement of income as part of the loss or gain on the sale or disposal. If the sale does not involve loss of control, these reserves are transferred to non-controlling interests.

(f.2) Cash flow hedging reserve

These are originate from the fair value valuation at the end of each period of the outstanding derivative contracts that have been defined as cash flow hedges. When these contracts expire, these reserves should be adjusted, and the corresponding results recognized.

(f.3) Reserves of actuarial gains or losses on defined benefit plans

Correspond to the increase or decrease in the obligation present value for defined benefit plan due to changes in actuarial assumptions, and experience adjustments, which are the effects of differences between the previous actuarial assumptions and the actual event.

(g) Retained earnings/(losses)

Movement of Retained earnings/(losses):

Periods	Opening balance	Result for the year	Dividends	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2019	218,971	190,430	(57,129)	352,272
From January 1 to December 31, 2020	352,272	(4,545,887)	-	(4,193,615)
From January 1 to December 31, 2021	(4,193,615)	(4,647,491)	-	(8,841,106)

(h) Dividends per share

During the year 2021 and 2020 no dividend was paid.